UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09833

Investment Company Act File Number

Investment Grade Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Investment Grade Income Portfolio

March 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 42.4%

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Automotive — 0.8%
Advance Auto Parts, Inc., 4.50%, 1/15/22	$400	$411,939
Ford Motor Co., 7.45%, 7/16/31(1)	500	613,750

		$1,025,689

Banks — 8.7%
American Express Co., 8.125%, 5/20/19	$440	$575,863
Bank of America Corp., MTN, 5.65%, 5/1/18	890	951,056
Barclays Bank PLC, 5.00%, 9/22/16	615	662,001
Capital One Bank (USA), NA, 8.80%, 7/15/19	320	391,697
CIT Group, Inc., 7.00%, 5/2/17(2)	400	401,500
Citigroup, Inc., 5.85%, 8/2/16	745	813,702
Citigroup, Inc., 6.875%, 3/5/38	310	358,111
DBS Bank, Ltd., 3.625% to 9/21/17, 9/21/22(2)(3)	500	488,389
Discover Bank, 8.70%, 11/18/19	400	498,335
Fifth Third Bancorp, 3.625%, 1/25/16	500	526,968
HSBC Holdings PLC, 4.00%, 3/30/22	610	605,631
JPMorgan Chase & Co., 4.35%, 8/15/21	1,360	1,391,688
Merrill Lynch & Co., 5.70%, 5/2/17	200	205,282
Morgan Stanley, 3.45%, 11/2/15	800	782,033
PNC Funding Corp., 5.125%, 2/8/20	565	640,824
Santander Holdings USA, Inc., 4.625%, 4/19/16	350	354,925
UBS AG/Stamford CT, 5.875%, 7/15/16	350	369,190
Wells Fargo & Co., MTN, 4.60%, 4/1/21	550	590,703

		$10,607,898

Beverages — 1.5%
Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	$175	$206,160
Anheuser-Busch Cos., Inc., 6.45%, 9/1/37	380	501,323
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	710	738,356
SABMiller Holdings, Inc., 3.75%, 1/15/22(2)	400	407,608

		$1,853,447

Broadcasting and Cable — 1.3%
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	$400	$426,000
Comcast Corp., 6.95%, 8/15/37	300	380,024
Time Warner, Inc., 5.875%, 11/15/16	620	726,804

		$1,532,828

Commercial Services — 1.8%
Corrections Corp. of America, 7.75%, 6/1/17	$380	$416,100
Hillenbrand, Inc., 5.50%, 7/15/20	400	420,366
Waste Management, Inc., 7.375%, 3/11/19	460	575,459
Western Union Co. (The), 6.20%, 11/17/36	700	734,610

		$2,146,535

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Communications Services — 2.0%
Crown Castle International Corp., 9.00%, 1/15/15	$270	$298,350
Motorola Solutions, Inc., 6.00%, 11/15/17	550	637,356
Nextel Communications, Inc., 6.875%, 10/31/13	400	402,000
Qwest Corp., 7.625%, 6/15/15	640	744,977
Verizon Communications, Inc., 5.85%, 9/15/35	320	367,513

		$2,450,196

Diversified Manufacturing — 2.6%
Caterpillar, Inc., 3.90%, 5/27/21(1)	$450	$493,956
Ingersoll-Rand Co., MTN, 6.015%, 2/15/28	1,310	1,471,396
Joy Global, Inc., 5.125%, 10/15/21	465	504,269
Tyco Electronics Group SA, 6.55%, 10/1/17	620	734,744

		$3,204,365

Drugs — 0.3%
Merck & Co., Inc., MTN, 5.76%, 5/3/37	$335	$410,836

		$410,836

Electric Utilities — 1.7%
Comision Federal de Electricidad, 4.875%, 5/26/21(2)	$500	$535,000
Florida Power & Light Co., 4.125%, 2/1/42	400	392,272
Georgia Power Co., 4.30%, 3/15/42	375	367,003
PPL Energy Supply, LLC, 6.50%, 5/1/18(1)	650	751,937

		$2,046,212

Electrical and Electronic Equipment — 1.2%
Agilent Technologies, Inc., 6.50%, 11/1/17	$330	$397,295
Amphenol Corp., 4.00%, 2/1/22	460	463,712
Energizer Holdings, Inc., 4.70%, 5/19/21	550	572,845

		$1,433,852

Energy — 1.1%
Cameron International Corp., 4.50%, 6/1/21	$600	$646,740
Petrobras International Finance Co., 7.875%, 3/15/19	570	705,925

		$1,352,665

Financial Services — 1.9%
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(2)	$542	$568,164
General Electric Capital Corp., 5.625%, 5/1/18	590	684,577
Invesco, Ltd., 5.375%, 12/15/14	650	704,144
Janus Capital Group, Inc., 6.70%, 6/15/17	370	396,659

		$2,353,544

Foods — 0.6%
Ralcorp Holdings, Inc., 4.95%, 8/15/20(1)	$365	$363,792
Tyson Foods, Inc., 10.50%, 3/1/14	350	407,750

		$771,542

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Foods-Retail — 0.6%
Safeway, Inc., 5.00%, 8/15/19	$730	$776,227

		$776,227

Health Services — 1.4%
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(2)	$400	$413,000
HCA, Inc., 6.50%, 2/15/20	500	526,250
Laboratory Corp. of America Holdings, 3.125%, 5/15/16	400	413,960
McKesson Corp., 6.50%, 2/15/14	340	374,061

		$1,727,271

Home Construction — 0.6%
Lennar Corp., 5.60%, 5/31/15	$400	$420,000
MDC Holdings, Inc., 5.625%, 2/1/20	320	315,540

		$735,540

Insurance — 1.3%
American International Group, Inc., MTN, 5.85%, 1/16/18	$320	$348,775
American International Group, Inc., 6.25%, 5/1/36	200	216,672
Prudential Financial, Inc., MTN, 6.00%, 12/1/17	595	693,901
Willis Group Holdings PLC, 4.125%, 3/15/16	265	269,564

		$1,528,912

Lodging and Gaming — 1.6%
International Game Technology, 7.50%, 6/15/19	$100	$117,267
MGM Resorts International, 6.75%, 9/1/12	420	429,188
Penn National Gaming, Inc., 8.75%, 8/15/19	540	608,850
Starwood Hotels & Resorts Worldwide, Inc., 7.375%, 11/15/15	650	750,750

		$1,906,055

Medical Products — 0.5%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16	$560	$624,400

		$624,400

Mining — 0.5%
Rio Tinto Finance USA PLC, 3.50%, 3/22/22	$600	$602,104

		$602,104

Office Equipment/Supplies — 0.6%
Xerox Corp., MTN, 7.20%, 4/1/16	$650	$756,447

		$756,447

Oil and Gas-Equipment and Services — 2.1%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$540	$642,240
Nabors Industries, Inc., 5.00%, 9/15/20	560	601,956
Noble Holding International, Ltd., 2.50%, 3/15/17	720	726,607
Weatherford Bermuda, 4.50%, 4/15/22	610	617,302

		$2,588,105

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Pipelines — 1.3%
Energy Transfer Partners, L.P., 5.95%, 2/1/15	$520	$571,142
Kinder Morgan Energy Partners, L.P., 5.85%, 9/15/12	640	653,313
Rockies Express Pipeline, LLC, 6.25%, 7/15/13(2)	400	408,000

		$1,632,455

Real Estate Investment Trusts (REITs) — 1.4%
Boston Properties, LP, 3.70%, 11/15/18	$400	$414,193
BRE Properties, Inc., 5.50%, 3/15/17	660	729,189
DDR Corp., 9.625%, 3/15/16	430	520,958

		$1,664,340

Retail-Specialty and Apparel — 2.7%
AutoZone, Inc., 4.00%, 11/15/20	$750	$778,903
Home Depot, Inc., 5.875%, 12/16/36	415	497,502
Kohl’s Corp., 4.00%, 11/1/21	700	723,250
Limited Brands, Inc., 6.625%, 4/1/21	470	511,712
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	650	746,525

		$3,257,892

Tobacco — 0.6%
Philip Morris International, Inc., 5.65%, 5/16/18	$612	$730,192

		$730,192

Toys, Games & Hobbies — 0.7%
Hasbro, Inc., 6.35%, 3/15/40	$735	$797,124

		$797,124

Transportation — 1.0%
Kansas City Southern Mexico, 8.00%, 2/1/18	$500	$560,000
Ryder System, Inc., MTN, 2.50%, 3/1/17	640	644,294

		$1,204,294

Total Corporate Bonds (identified cost $49,602,675)		$51,720,967

Agency Mortgage-Backed Securities — 29.0%
Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Gold Pool #B10129, 3.50%, 10/1/18	$269	$282,704
Gold Pool #G04309, 5.50%, 5/1/38	3,004	3,263,406
Gold Pool #G18176, 5.00%, 4/1/22	453	488,720
Pool #A97620, 4.50%, 3/1/41	1,634	1,731,745
Pool #C03517, 4.50%, 9/1/40	1,738	1,841,949
Pool #G05958, 5.00%, 8/1/40	852	916,562
Pool #G06091, 5.50%, 5/1/40	1,582	1,717,894
Pool #G08348, 5.00%, 6/1/39	916	985,988
Pool #G18309, 4.50%, 5/1/24	980	1,045,708
Pool #Q00285, 4.50%, 4/1/41	2,503	2,652,049
Pool #Q04096, 4.00%, 10/1/41	497	520,664

		$15,447,389

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association:
Pool #256673, 5.50%, 4/1/37	$2,155	$2,347,393
Pool #889040, 5.00%, 6/1/37	1,291	1,394,318
Pool #890397, 3.50%, 12/1/26	247	259,017
Pool #918109, 5.00%, 5/1/37	2,666	2,879,266
Pool #929009, 6.00%, 1/1/38	1,761	1,938,302
Pool #AB1652, 3.50%, 10/1/40	372	382,514
Pool #AC8540, 4.50%, 12/1/24	676	724,105
Pool #AE0949, 4.00%, 2/1/41	1,152	1,207,964
Pool #AE0971, 4.00%, 5/1/25	402	425,754
Pool #AE7535, 4.00%, 10/1/40	1,242	1,302,651
Pool #AE7758, 3.50%, 11/1/25	837	878,114
Pool #AH3804, 4.00%, 2/1/41	1,910	2,003,110
Pool #AH6827, 4.00%, 3/1/26	1,140	1,208,035
Pool #AH9055, 4.50%, 4/1/41	1,828	1,942,600
Pool #AJ4053, 4.00%, 10/1/41	185	194,628
Pool #AK3264, 3.00%, 2/1/27	686	711,747

		$19,799,518

Government National Mortgage Association,
Pool #781412, 6.50%, 2/15/17	$164	$175,812

		$175,812

Total Agency Mortgage-Backed Securities (identified cost $33,939,648)		$35,422,719

Commercial Mortgage-Backed Securities — 9.0%

Security	Principal Amount (000’s omitted)	Value
BSCMS, Series 2002-TOP8, Class A2, 4.83%, 8/15/38	$217	$219,353
BSCMS, Series 2004-T14, Class A4, 5.20%, 1/12/41(4)	350	372,327
CGCMT, Series 2004-C1, Class A3, 5.251%, 4/15/40(4)	256	262,309
CGCMT, Series 2004-C1, Class A4, 5.361%, 4/15/40(4)	400	429,802
COMM, Series 2012-LC4, Class C, 5.825%, 12/10/44(4)	215	218,220
CSFB, Series 2003-C3, Class A5, 3.936%, 5/15/38	293	298,980
CSFB, Series 2003-C3, Class D, 4.131%, 5/15/38	425	426,533
DBUBS, Series 2011-LC1A, Class A1, 3.742%, 11/10/46(2)	586	626,394
ESAT, Series 2010-ESHA, Class C, 4.86%, 11/5/27(2)	500	507,658
GECMC, Series 2004-C1, Class A3, 4.596%, 11/10/38	329	343,135
GECMC, Series 2004-C2, Class A4, 4.893%, 3/10/40	400	424,053
GMACC, Series 2002-C3, Class A2, 4.93%, 7/10/39	296	300,167
JPMCC, Series 2003-CB7, Class A4, 4.879%, 1/12/38(4)	400	419,998
JPMCC, Series 2004-CBX, Class A4, 4.529%, 1/12/37	79	79,437
JPMCC, Series 2005-LDP1, Class A3, 4.865%, 3/15/46	300	304,754
JPMCC, Series 2010-C2, Class C, 5.529%, 11/15/43(2)(4)	500	534,609
JPMCC, Series 2011-C3, Class A2, 3.673%, 2/15/46(2)	675	718,188
LB-UBS, Series 2002-C2, Class A4, 5.594%, 6/15/31	51	51,532
LB-UBS, Series 2003-C7, Class A4, 4.931%, 9/15/35(4)	300	313,498
MSC, Series 2003-IQ6, Class A4, 4.97%, 12/15/41	470	497,057
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40(4)	380	406,899
MSDWC, Series 2003-HQ2, Class A2, 4.92%, 3/12/35	300	307,623
NCUA Guaranteed Notes, Series 2010-C1, Class A1, 1.60%, 10/29/20	695	704,321
NCUA Guaranteed Notes, Series 2010-R1, Class 2A, 1.84%, 10/7/20	286	289,587
NCUA Guaranteed Notes, Series 2010-R3, Class 3A, 2.40%, 12/8/20	363	368,932

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
RBSCF, Series 2010-MB1, Class C, 4.674%, 4/15/24(2)(4)	$325	$333,046
WBCMT, Series 2004-C10, Class A4, 4.748%, 2/15/41	392	413,936
WF-RBS, Series 2012-C6, Class B, 4.697%, 4/15/45(5)	215	218,149
WFCM, Series 2010-C1, Class C, 5.588%, 11/15/43(2)(4)	500	535,078

Total Commercial Mortgage-Backed Securities (identified cost $10,538,241)		$10,925,575

Asset-Backed Securities — 1.1%

Security	Principal Amount (000’s omitted)	Value
Automotive — 0.7%
AESOP, Series 2010-3A, Class B, 6.74%, 5/20/16(2)	$850	$947,790

		$947,790

Financial Services — 0.4%
FUEL Trust, Series 2011-1, 4.207%, 10/15/22(2)	$450	$462,166

		$462,166

Total Asset-Backed Securities (identified cost $1,300,000)		$1,409,956

U.S. Treasury Obligations — 15.4%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 3.875%, 8/15/40	$3,560	$3,924,345
U.S. Treasury Bond, 4.50%, 2/15/36	830	1,010,396
U.S. Treasury Bond, 5.375%, 2/15/31	255	342,457
U.S. Treasury Bond, 6.375%, 8/15/27	365	526,056
U.S. Treasury Bond, 6.875%, 8/15/25	605	893,415
U.S. Treasury Note, 2.625%, 8/15/20	580	611,311
U.S. Treasury Note, 4.00%, 2/15/15	4,300	4,725,635
U.S. Treasury Note, 4.25%, 11/15/13	5,350	5,689,811
U.S. Treasury Note, 4.625%, 2/15/17	880	1,030,357

Total U.S. Treasury Obligations (identified cost $18,176,953)		$18,753,783

Preferred Securities — 1.3%

Security	Shares	Value
Diversified Financial Services — 0.7%
PPTT, 2006-A GS, Class A, 6.063%(2)(6)	8,000	$805,946

		$805,946

Insurance — 0.6%
American Overseas Group, Ltd., Series A, 7.50%(6)(7)	2,000	$800,125

		$800,125

Total Preferred Securities (identified cost $2,824,568)		$1,606,071

	N(000.000.000	N(000.000.000	N(000.000.000	N(000.000.000
Interest Rate Swaptions — 0.1%

Description	Counterparty	Expiration Date	Notional Amount	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 3.347%	Wells Fargo	9/6/12	$20,000,000	$75,640

Total Interest Rate Swaptions (identified cost $979,000)				$75,640

	N(000.000.000	N(000.000.000
Short-Term Investments — 2.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.07%(8)(9)	$428	$427,618
Eaton Vance Cash Reserves Fund, LLC, 0.09%(9)	2,000	1,999,656

Total Short-Term Investments (identified cost $2,427,274)		$2,427,274

Total Investments — 100.3% (identified cost $119,788,359)		$122,341,985

Other Assets, Less Liabilities — (0.3)%		$(337,505)

Net Assets — 100.0%		$122,004,480

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AESOP	-	Avis Budget Rental Car Funding LLC

BSCMS	-	Bear Stearns Commercial Mortgage Securities, Inc.

CGCMT	-	Citigroup Commercial Mortgage Trust

COMM	-	Commercial Mortgage Pass Through Certificates

CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.

DBUBS	-	DBUBS Mortgage Trust

ESAT	-	Extended Stay America Trust

FUEL	-	Ford Upgrade Exchange Linked Notes

GECMC	-	General Electric Commercial Mortgage Corp.

GMACC	-	GMAC Commercial Mortgage Securities, Inc.

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MSC	-	Morgan Stanley Capital I

MSDWC	-	Morgan Stanley Dean Witter Capital I

MTN	-	Medium-Term Note

NCUA	-	National Credit Union Administration

PPTT	-	Preferred Pass-Through Trust 2006

RBSCF	-	Royal Bank of Scotland Commercial Funding

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

WF-RBS	-	WF-RBS Commercial Mortgage Trust

WFCM	-	Wells Fargo Commercial Mortgage Trust

(1)	All or a portion of this security was on loan at March 31, 2012.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2012, the aggregate value of these securities is $8,692,536 or 7.1% of the Portfolio’s net assets.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Weighted average fixed-rate coupon that changes/updates monthly.

(5)	When-issued security.

(6)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2012.

(7)	Non-income producing security.

(8)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2012. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At March 31, 2012, the Portfolio loaned securities having a market value of $417,887 and received $427,618 of cash collateral for the loans.

(9)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2012. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2012 was $443 and $328, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$119,986,398

Gross unrealized appreciation	$4,747,342
Gross unrealized depreciation	(2,391,755)

Net unrealized appreciation	$2,355,587

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swaptions.

At March 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $75,640.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$51,720,967	$—	$51,720,967
Agency Mortgage-Backed Securities	—	35,422,719	—	35,422,719
Commercial Mortgage-Backed Securities	—	10,925,575	—	10,925,575
Asset-Backed Securities	—	1,409,956	—	1,409,956
U.S. Treasury Obligations	—	18,753,783	—	18,753,783
Preferred Securities	—	1,606,071	—	1,606,071
Interest Rate Swaptions	—	75,640	—	75,640
Short-Term Investments	—	2,427,274	—	2,427,274
Total Investments	$—	$122,341,985	$—	$122,341,985

The Portfolio held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At March 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Income Portfolio

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	May 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 25, 2012